Commitments and Contingencies (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 06, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item					3	3
Underwriting discount		$ 100,000	$ 8,400,000
Deferred discount per Unit | $ / shares					$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable						$ 14,875,000
Deferred discount					$ 14,875,000
Deferred underwriting liability written off				$ 4,462,500		$ 4,462,500
Issuance of forward purchase agreements							$ 770,000
Forward Purchase Agreements | Maximum
Commitments and Contingencies
Number of shares issued | shares						120,000,000
Aggregate purchase price					$ 120,000,000
Forward Purchase Agreements | Unsecured convertible notes
Commitments and Contingencies
Aggregate unsecured convertible notes	$ 80,000,000
Aggregate proceeds from issuance of convertible notes	80,000,000
Forward Purchase Agreements | Unsecured convertible notes | Maximum
Commitments and Contingencies
Aggregate unsecured convertible notes	80,000,000
Aggregate proceeds from issuance of convertible notes	$ 80,000,000
Over-allotment option
Commitments and Contingencies
Underwriters options period			45 days
Number of units issued | shares		500,000	6,300,000
Deferred underwriting liability written off				$ 4,462,500
Price per share | $ / shares		$ 10.00
Forward Purchase Securities | Forward Purchase Agreements
Commitments and Contingencies
Price per share | $ / shares	$ 10.00
Number of shares in a forward purchase securities | shares	1
Number of warrants in a forward purchase securities | shares	1
Number of shares issuable per warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Forward Purchase Securities | Forward Purchase Agreements | Class A common stock
Commitments and Contingencies
Number of shares in a forward purchase securities | shares	1
Number of warrants in a forward purchase securities | shares	1
Forward Purchase Securities | Forward Purchase Agreements | Maximum
Commitments and Contingencies
Number of shares issued | shares	4,000,000
Aggregate purchase price	$ 40,000,000
Issuance of forward purchase agreements	$ 40,000,000